CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Total
Stockholders' Equity (Deficit) at Dec. 31, 2013	$ 70,475	$ 29,864,113	$ (29,886,630)	$ (684,890)	$ (636,932)
Shares, Outstanding at Dec. 31, 2014	8,166,789
Shares, Outstanding at Dec. 31, 2013	7,047,521
Issuance of common stock, Value	$ 7,439	663,368			$ 670,807
Stock Issued During Period, Shares, New Issues	743,902				604,650
Share-based compensation expense, Value	$ 1,254	948,798			$ 950,052
Share-based compensatione expense, Shares	125,357
Stock Issued During Period in lieu of rent	$ 2,500	119,677			122,177
Exercise of stock warrants, Shares	250,009
Deemed dividend on extension of stock warrants		502,890	(502,890)
Sale of treasury stock			(415,929)	507,429	91,500
Exercise of stock options, Value		4,750			4,750
Net Loss			(1,760,364)		(1,760,364)
Stockholders' Equity (Deficit) at Dec. 31, 2014	$ 81,668	32,103,596	(32,565,813)	(177,461)	(558,010)
Shares, Outstanding at Dec. 31, 2015	8,911,714
Shares, Outstanding at Dec. 31, 2014	8,166,789
Issuance of common stock, Value	$ 6,187	712,445			718,632
Stock Issued During Period, Shares, New Issues	618,733
Share-based compensation expense, Value	$ 1,094	242,128			243,222
Share-based compensatione expense, Shares	109,414
Stock Issued During Period in lieu of rent	$ 130	(130)			0
Exercise of stock warrants, Shares	13,028
Deemed dividend on extension of stock warrants		395,224	(395,224)
Beneficial conversion feature on convertible debt		83,000			83,000
Sale of treasury stock			(136,370)	166,370	30,000
Exercise of stock options, Value	$ 38	1,999			2,037
Exercise of stock options, Shares	3,750
Net Loss			(2,274,263)		(2,274,263)
Stockholders' Equity (Deficit) at Dec. 31, 2015	$ 89,117	33,538,262	(35,371,670)	(11,091)	(1,755,382)
Shares, Outstanding at Jun. 30, 2016	9,481,826
Shares, Outstanding at Dec. 31, 2015	8,911,714
Issuance of common stock, Value	$ 1,000	98,945			99,945
Stock Issued During Period, Shares, New Issues	100,000
Share-based compensation expense, Value	$ 4,701	1,128,134			1,132,835
Share-based compensatione expense, Shares	470,112
Net Loss			(1,156,019)		(1,156,019)
Stockholders' Equity (Deficit) at Jun. 30, 2016	$ 94,818	$ 34,765,341	$ (36,527,689)	$ (11,091)	$ (1,678,621)